Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 326	$ 307
Accruals	854	1,477
Provisions	203	166
Other current liabilities	166	136
Total payables, accruals and provisions	$ 1,549	$ 2,086